Schedule of Investments (unaudited)
January 31, 2025
iShares® International Select Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.0%
APA Group	7,212,881	$30,418,401
BHP Group Ltd.	4,636,083	113,860,728
Fortescue Ltd.	5,087,800	59,585,103
IGO Ltd.	5,291,813	15,912,289
Magellan Financial Group Ltd.	1,831,649	11,799,892
Perpetual Ltd.	538,747	7,116,081
		238,692,494
Austria — 1.2%
Oesterreichische Post AG	378,491	11,433,616
OMV AG	855,463	35,227,450
		46,661,066
Belgium — 1.2%
Ageas SA	651,298	33,550,677
Proximus SADP	2,260,627	12,523,930
		46,074,607
Canada — 8.1%
Bank of Nova Scotia (The)	1,369,930	70,091,853
Birchcliff Energy Ltd.(a)	4,108,244	16,140,691
Canadian Utilities Ltd., Class A, NVS	920,495	21,502,601
Emera Inc.	1,118,828	42,509,844
Great-West Lifeco Inc.	651,102	21,051,559
IGM Financial Inc.	463,683	14,877,035
Labrador Iron Ore Royalty Corp.	943,798	19,813,037
Manulife Financial Corp.	1,772,012	52,989,054
Peyto Exploration & Development Corp.	2,737,898	29,557,656
Power Corp. of Canada	992,912	30,094,453
		318,627,783
Denmark — 1.9%
AP Moller - Maersk A/S, Class A	14,374	20,801,260
D/S Norden A/S	345,772	9,831,025
Danske Bank A/S	1,497,651	44,716,239
		75,348,524
Finland — 1.5%
Fortum OYJ	3,958,305	57,512,199
France — 7.3%
Ayvens SA(b)	2,936,823	21,636,608
Bouygues SA	733,493	23,315,085
Credit Agricole SA	3,184,508	47,940,822
Orange SA	5,422,146	58,312,493
Rubis SCA	970,696	25,370,313
TotalEnergies SE	1,934,184	112,051,437
		288,626,758
Germany — 3.8%
Freenet AG	972,941	30,017,574
Hapag-Lloyd AG(a)(b)	104,160	15,007,785
Mercedes-Benz Group AG	1,550,415	94,327,462
Schaeffler AG(a)(c)	2,139,151	9,533,494
		148,886,315
Hong Kong — 6.5%
BOC Hong Kong Holdings Ltd.	10,871,000	35,338,718
CK Hutchison Holdings Ltd.	10,328,500	52,011,123
CK Infrastructure Holdings Ltd.	3,657,000	24,903,557
Hang Seng Bank Ltd.	2,497,700	31,297,623
Henderson Land Development Co. Ltd.	11,261,000	31,232,083
Hysan Development Co. Ltd.	9,725,000	14,061,762
Kerry Properties Ltd.	9,042,500	17,786,367
PCCW Ltd.	58,567,000	34,049,271
Security	Shares	Value
Hong Kong (continued)
VTech Holdings Ltd.	2,544,500	$16,776,551
		257,457,055
Israel — 0.6%
ICL Group Ltd.	4,284,376	25,473,307
Italy — 10.8%
A2A SpA	10,479,939	24,749,809
Anima Holding SpA(b)	1,569,252	10,767,457
Azimut Holding SpA	394,455	10,313,456
Banca Popolare di Sondrio SpA	2,552,983	23,573,618
Banco BPM SpA	7,235,174	63,598,606
BPER Banca SpA	5,569,391	37,939,773
Enel SpA	16,308,568	115,916,219
Eni SpA	5,403,785	76,076,823
Italgas SpA	3,869,904	23,118,889
Snam SpA	8,839,155	40,876,264
		426,930,914
Netherlands — 4.1%
ING Groep NV	5,876,388	97,670,782
NN Group NV	834,883	38,317,994
SBM Offshore NV	1,441,623	26,932,602
		162,921,378
New Zealand — 0.4%
Spark New Zealand Ltd.	9,850,146	16,170,755
Norway — 1.1%
DNB Bank ASA	2,129,919	45,240,928
South Korea — 3.6%
BNK Financial Group Inc.	1,954,142	16,289,290
DB Insurance Co. Ltd.	185,656	12,352,973
DGB Financial Group Inc.	1,248,444	7,892,371
Hana Financial Group Inc.	670,105	27,736,005
Industrial Bank of Korea	1,627,843	17,341,190
Samsung Securities Co. Ltd.	321,135	10,017,034
Shinhan Financial Group Co. Ltd.	776,733	27,056,571
Woori Financial Group Inc.	2,212,843	24,345,934
		143,031,368
Spain — 8.9%
ACS Actividades de Construccion y Servicios SA	761,408	38,766,479
Bankinter SA	3,230,598	27,524,936
CaixaBank SA	11,906,553	72,074,636
Enagas SA	1,939,403	24,544,962
Logista Integral SA	697,217	21,066,395
Mapfre SA	6,591,902	18,314,523
Naturgy Energy Group SA	1,164,202	28,599,368
Redeia Corp. SA	2,314,167	38,926,871
Telefonica SA	19,971,585	81,370,139
		351,188,309
Sweden — 1.3%
Telia Co. AB	16,838,653	49,554,037
Switzerland — 3.1%
Swiss Re AG	349,700	53,387,754
Zurich Insurance Group AG	114,122	69,153,884
		122,541,638
United Kingdom — 24.9%
abrdn PLC	11,756,324	22,484,804
Ashmore Group PLC	4,361,453	9,193,198
British American Tobacco PLC	5,702,042	226,233,847
BT Group PLC	31,741,998	55,632,651
IG Group Holdings PLC	1,769,852	22,361,329

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Imperial Brands PLC	3,542,631	$119,484,596
Legal & General Group PLC	15,057,378	44,963,370
National Grid PLC	6,683,321	81,077,018
NatWest Group PLC, NVS	12,928,800	68,931,847
OSB Group PLC	2,705,811	14,078,523
Persimmon PLC	1,672,911	26,123,161
Phoenix Group Holdings PLC	5,315,497	34,258,378
Rio Tinto PLC	1,689,809	101,763,490
SSE PLC	2,645,524	53,295,442
Vodafone Group PLC	123,412,256	105,140,435
		985,022,089
Total Common Stocks — 96.3% (Cost: $3,732,248,597)		3,805,961,524
Preferred Stocks
Germany — 2.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	409,917	31,146,694
Volkswagen AG, Preference Shares, NVS	546,556	55,730,076
		86,876,770
South Korea — 0.8%
Hyundai Motor Co., Series 2, Preference Shares, NVS	264,369	30,082,165
Total Preferred Stocks — 3.0% (Cost: $131,481,805)		116,958,935
Rights
Spain — 0.0%
ACS Actividades de Construccion, (Expires 02/19/25, Strike Price EUR 0.454)(c)	764,138	377,333
Total Rights — 0.0% (Cost: $360,813)		377,333
Total Long-Term Investments — 99.3% (Cost: $3,864,091,215)		3,923,297,792
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	10,258,483	$10,263,612
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	3,100,000	3,100,000
Total Short-Term Securities — 0.3% (Cost: $13,362,251)		13,363,612
Total Investments — 99.6% (Cost: $3,877,453,466)		3,936,661,404
Other Assets Less Liabilities — 0.4%		14,559,418
Net Assets — 100.0%		$3,951,220,822

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$77,157,169	$—	$(66,908,663)(a)	$18,880	$(3,774)	$10,263,612	10,258,483	$942,719 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,560,000	540,000 (a)	—	—	—	3,100,000	3,100,000	193,897	—
				$18,880	$(3,774)	$13,363,612		$1,136,616	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Select Dividend ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	28	03/20/25	$3,702	$105,606
Euro STOXX 50 Index	119	03/21/25	6,502	352,458
FTSE 100 Index	140	03/21/25	14,959	585,958
				$1,044,022
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	JPMorgan Chase Bank NA(b)	02/10/25	$87,368	$(766)(c)	$86,276	0.0%
					$(766)	$86,276

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $326 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b)
Range: Benchmarks:	40 basis points EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Select Dividend ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Spain
Red Electrica Corp. SA	5,129	$86,276	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank NA		$86,276
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$488,089,235	$3,317,872,289	$—	$3,805,961,524
Preferred Stocks	—	116,958,935	—	116,958,935
Rights	377,333	—	—	377,333
Short-Term Securities
Money Market Funds	13,363,612	—	—	13,363,612
	$501,830,180	$3,434,831,224	$—	$3,936,661,404
Derivative Financial Instruments(a)
Assets
Equity Contracts	$105,606	$938,416	$—	$1,044,022
Liabilities
Equity Contracts	—	(766)	—	(766)
	$105,606	$937,650	$—	$1,043,256

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares